INSTITUTIONAL CLASS SHARES | HAMLIN HIGH DIVIDEND EQUITY FUND
HAMLIN HIGH DIVIDEND EQUITY FUND -- INSTITUTIONAL CLASS SHARES
FUND INVESTMENT OBJECTIVE
The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND
Management Fees		1.00%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.21%
Less Fee Reductions and/or Expense Reimbursements		(0.20%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1][2]	1.01%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND	103	364	646	1,448

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended December 31, 2014, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, the Adviser seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

o	Dividend yields at least one and one-half times that of the S&P 500 Index;
o	History of increasing dividends and/or prospects for future dividend growth;
o	Low debt, ample free cash flow and attractive returns on equity;
o	Attractive valuation suggesting appreciation potential; and
o	Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser defines foreign companies as companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. Companies incorporated outside of the United States strictly for operational, tax, political, or other benefits, but which behave primarily like U.S. companies and whose securities are traded on a U.S. exchange, will not be considered foreign companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK--Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o	FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o	CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

o	CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o	ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK -- The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition; overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK -- MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hamlinfunds.com or by calling 1-855-443-3863.

BEST QUARTER WORST QUARTER 11.75% (4.30)% (03/31/2013) (09/30/2014) The performance information shown above is based on a calendar year. The Fund's performance from 1/1/15 to 3/31/15 was 2.94%.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

This table compares the Fund's Institutional Class Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 YEAR	SINCE INCEPTION	INCEPTION DATE
HAMLIN HIGH DIVIDEND EQUITY FUND	Returns Before Taxes	11.83%	17.05%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Returns After Taxes on Distributions	Returns After Taxes on Distributions	9.68%	15.50%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	7.95%	13.02%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	17.27%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Lipper Equity Income Fund Index (reflects no deduction for taxes)	Lipper Equity Income Fund Index (reflects no deduction for taxes)	10.69%	15.38%	Mar. 30, 2012

INVESTOR CLASS SHARES | HAMLIN HIGH DIVIDEND EQUITY FUND
HAMLIN HIGH DIVIDEND EQUITY FUND -- INVESTOR CLASS SHARES
FUND INVESTMENT OBJECTIVE
The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INVESTOR CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INVESTOR CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.20%
Other Expenses		0.45%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.71%
Less Fee Reductions and/or Expense Reimbursements		(0.20%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1][2]	1.51%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Investor Class Shares' average daily net assets until April 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVESTOR CLASS SHARES HAMLIN HIGH DIVIDEND EQUITY FUND	154	519	909	2,003

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended December 31, 2014, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, the Adviser seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

o	Dividend yields at least one and one-half times that of the S&P 500 Index;
o	History of increasing dividends and/or prospects for future dividend growth;
o	Low debt, ample free cash flow and attractive returns on equity;
o	Attractive valuation suggesting appreciation potential; and
o	Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser defines foreign companies as companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. Companies incorporated outside of the United States strictly for operational, tax, political, or other benefits, but which behave primarily like U.S. companies and whose securities are traded on a U.S. exchange, will not be considered foreign companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK --The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK -- Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o	FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o	CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

o	CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o	ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK -- The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition; overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK - MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hamlinfunds.com or by calling 1-855-443-3863.

BEST QUARTER WORST QUARTER 11.57% (4.41)% (03/31/2013) (09/30/2014) The performance information shown above is based on a calendar year. The Fund's performance from 1/1/15 to 3/31/15 was 2.79%.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

This table compares the Fund's Investor Class Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INVESTOR CLASS SHARES	Label	1 YEAR	SINCE INCEPTION	INCEPTION DATE
HAMLIN HIGH DIVIDEND EQUITY FUND	Returns Before Taxes	11.25%	16.48%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Returns After Taxes on Distributions	Returns After Taxes on Distributions	9.34%	15.09%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	7.45%	12.58%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	17.27%	Mar. 30, 2012
HAMLIN HIGH DIVIDEND EQUITY FUND Lipper Equity Income Fund Index (reflects no deduction for taxes)	Lipper Equity Income Fund Index (reflects no deduction for taxes)	10.69%	15.38%	Mar. 30, 2012

INSTITUTIONAL CLASS SHARES AND CLASS A SHARES | HARVEST FUNDS CHINA ALL ASSETS
HARVEST FUNDS CHINA ALL ASSETS
INVESTMENT OBJECTIVE
The Harvest Funds China All Assets (the "Fund") seeks to provide income and capital appreciation over the long term.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 30 of the Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees One INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS CHINA ALL ASSETS	INSTITUTIONAL CLASS SHARES	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.50%	1.50%
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS CHINA ALL ASSETS		INSTITUTIONAL CLASS SHARES	CLASS A SHARES
Management Fees		1.25%	1.25%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.35%	0.35%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%	1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.25%)	(0.25%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[3]	1.36%	1.61%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	Harvest Global Investments Limited ("Harvest" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% and 1.60% of the average daily net assets of the Institutional Class and Class A Shares, respectively, until April 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS CHINA ALL ASSETS (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES	138	484
CLASS A SHARES	705	1,080

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity and fixed income securities of issuers whose activities are related to the economic development and growth of the People's Republic of China ("PRC") and Hong Kong (collectively "China"). Harvest considers an issuer's activities to be related to the economic development and growth of China if:

o	The issuer is organized under the laws of, or has its principal office in China;

o	The issuer has the primary trading markets for its securities in China;

o	The issuer derives at least 50% of its revenue or earnings from goods or services sold or produced in China or has at least 50% of its assets there; or

o	The issuer's securities are denominated in Renminbi (the official currency of the PRC).

The equity securities in which the Fund may invest include common stock, preferred stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts, and shares of investment companies (including other mutual funds or exchange-traded funds ("ETFs")).

In selecting equity securities for the Fund, Harvest adopts a fundamental bottom-up research approach combined with top-down sector allocation and strict risk management. Harvest begins by collecting economic, policy, industry, company and other information using its proprietary systems. Harvest then uses quantitative screening, financial modelling and securities valuations to analyze the information it has collected. Harvest then constructs the Fund's portfolio with securities that it believes provide the most upside within its risk control parameters.

The fixed income securities in which the Fund may invest include fixed income securities denominated in Renminbi and U.S. dollars issued by corporations and governments, including the agencies or instrumentalities of governments in the China and Asian region (including Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, and Sri Lanka). The Fund also may purchase U.S. dollar-denominated fixed income securities issued by PRC and Hong Kong companies in over-the-counter markets through major financial institutions.

With respect to its fixed income investments, the Fund may invest in both investment grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting fixed income securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") to gain exposure to these equity and fixed income securities and to PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RQFII") status and is granted the quota to invest in PRC domestic securities, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. Until Harvest obtains QFII or RQFII status and is granted the quota to invest in PRC domestic securities, the Renminbi-denominated securities in which the Fund may invest will be principally traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC that have not obtained QFII or RQFII status. The Fund may also invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products with economic characteristics similar to equity and fixed income securities of issuers whose activities are related to the economic development and growth of China will be included as investments that satisfy the Fund's 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CHINA-RELATED INVESTMENTS RISK.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The PRC government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the United States. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

CURRENCY RISK.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, such as the Renminbi, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DEPOSITARY RECEIPTS RISK.

The Fund may invest in depositary receipts. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

DERIVATIVES RISK.

The Fund's use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EMERGING MARKETS RISK.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY MARKET RISK.

Since it purchases equity securities, the Fund is subject to the risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

FOREIGN SECURITIES RISK.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

INVESTMENTS IN INVESTMENT COMPANIES RISK.

The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF or closed-end fund could result in its value being more volatile than the underlying portfolio of securities.

LIQUIDITY RISK.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

PORTFOLIO TURNOVER RISK.

The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

PREFERRED STOCK RISK.

The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

SMALL-CAP AND MID-CAP RISK.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

VALUATION RISK.

The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES AND CLASS A SHARES | HARVEST FUNDS INTERMEDIATE BOND
HARVEST FUNDS INTERMEDIATE BOND
INVESTMENT OBJECTIVE
The Harvest Funds Intermediate Bond (the "Fund") seeks long-term total return through a combination of capital appreciation and current income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 30 of the Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees One INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS INTERMEDIATE BOND	INSTITUTIONAL CLASS SHARES	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.50%	1.50%
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS INTERMEDIATE BOND		INSTITUTIONAL CLASS SHARES	CLASS A SHARES
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		1.14%	1.06%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.90%	2.07%
Less Fee Reductions and/or Expense Reimbursements		(1.01%)	(0.93%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1][2]	0.89%	1.14%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Harvest Global Investments Limited ("Harvest" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.88% and 1.13% of the Fund's average daily net assets of the Institutional Class and Class A Shares, respectively, until April 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS INTERMEDIATE BOND (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	91	499	932	2,140
CLASS A SHARES	536	960	1,409	2,652

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 336% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities. The Fund's investments primarily will be fixed income securities issued by corporations and governments, including the agencies and instrumentalities of governments in the China and Asian region (including Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, and Sri Lanka), denominated in U.S. dollars and Renminbi, the official currency of the People's Republic of China ("PRC"). The Fund also may purchase U.S. dollar-denominated fixed income securities issued by PRC and Hong Kong companies in over-the-counter markets through major financial institutions.

The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") to gain exposure to these securities and to PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RQFII") status and is granted the quota to invest in PRC domestic securities, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. Until Harvest obtains QFII or RQFII status and is granted the quota to invest in PRC domestic securities, the Renminbi-denominated securities in which the Fund may invest will be principally traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC that have not obtained QFII or RQFII status. The Fund may also invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may invest in both investment-grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products with economic characteristics similar to fixed income securities will be included as investments that satisfy the Fund's 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CHINA-RELATED INVESTMENTS RISK.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The PRC government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the United States. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

CURRENCY RISK.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK.

The Fund's use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EMERGING MARKETS RISK.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

FOREIGN SECURITIES RISK.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

LIQUIDITY RISK.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

PORTFOLIO TURNOVER RISK.

The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

VALUATION RISK.

The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's Institutional Class Shares' performance for the 2014 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-855-573-6994 or by visiting the Fund's website at www.harvestfunds-usa.com.

BEST QUARTER WORST QUARTER

4.29% (1.46)%

(06/30/2014) (12/31/2014)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/15 to 3/31/15 was 1.30% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

This table compares the Fund's average annual total returns for the periods ended December 31, 2014 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Institutional Class Shares. After tax returns for Class A Shares will vary.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES AND CLASS A SHARES HARVEST FUNDS INTERMEDIATE BOND	Label	1 YEAR	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS SHARES	Fund Returns Before Taxes	5.16%	6.14%	Feb. 27, 2013
INSTITUTIONAL CLASS SHARES Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	2.32%	3.27%	Feb. 27, 2013
INSTITUTIONAL CLASS SHARES Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.92%	3.38%	Feb. 27, 2013
CLASS A SHARES	Fund Returns Before Taxes	0.48%	3.58%	Feb. 27, 2013
JP Morgan Asia Credit Index ("JACI"), China Total Return Index (reflects no deduction for fees, expenses, or taxes)	JP Morgan Asia Credit Index ("JACI"), China Total Return Index (reflects no deduction for fees, expenses, or taxes)	7.46%	4.17%	Feb. 27, 2013
JACI, Hong Kong Total Return Index (reflects no deduction for fees, expenses, or taxes)	JACI, Hong Kong Total Return Index (reflects no deduction for fees, expenses, or taxes)	7.69%	3.99%	Feb. 27, 2013
50/50 JACI, China Total Return Index/JACI, Hong Kong Total Return Index	50/50 JACI, China Total Return Index/JACI, Hong Kong Total Return Index	7.58%	4.09%	Feb. 27, 2013

SAROFIM EQUITY FUND | SAROFIM EQUITY FUND
SAROFIM EQUITY FUND
INVESTMENT OBJECTIVE
The Sarofim Equity Fund (the "Fund") seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees One	SAROFIM EQUITY FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		SAROFIM EQUITY FUND
Management Fees		0.50%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.82%
Less Fee Reductions and/or Expense Reimbursements		(0.12%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1]	0.70%
[1]	Fayez Sarofim & Co. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.70% of the Fund's average daily net assets until April 30, 2016 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust effective as of the close of business on April 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SAROFIM EQUITY FUND	72	250	443	1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from January 17, 2014 (commencement of Fund operations) to December 31, 2014, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund invests primarily in the common stock of U.S. and foreign based companies listed on U.S. exchanges, but it may also invest up to 25% of its net assets in foreign-based companies listed on foreign exchanges, either directly or through American Depositary Receipts ("ADRs"). The Fund focuses on companies with market capitalizations exceeding $5 billion at the time of purchase.

In choosing securities, the Adviser first identifies structurally attractive economic sectors that it believes can support longer term profit growth. Using fundamental analysis, the Adviser then seeks companies within these sectors that have dominant positions and sustainable competitive advantages in their industries, superior management that productively redeploys cash flow, sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings and dividend growth over the next three to five years or longer. The Adviser seeks to purchase this growth at a reasonable price with the expectation that over time the Fund's portfolio will appreciate in tandem with the underlying growth.

The Fund employs a "buy-and-hold" investment strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps to reduce the Fund's trading costs and minimizes tax liability by limiting the distribution of capital gains. The Fund will sell a security if the Adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power, the company has become grossly overvalued, or more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the Securities and Exchange Commission ("SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign issuers than is available about domestic issuers. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. The U.S.-based multinational companies in which the Fund invests may also be subject to certain of the risks associated with investing in foreign companies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

MARKET SECTOR RISK -- The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles. Additionally, by focusing on large capitalization, high quality stocks, the Fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

PERFORMANCE INFORMATION

The Fund commenced operations on January 17, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Current performance information is available by telephone at 1-855-727-6346.